INVENTORIES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVENTORIES
Customer equipment	$ 71.2	$ 76.5
Network materials	23.1	22.0
Total current inventories	94.3	98.5
Cost of inventories included in purchase of goods and services	378.5	299.3	$ 283.7
Write-downs of inventories	$ 1.7	$ 3.1	$ 2.1